Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Contract Revenue [Line Items]
Total	¥ 2,185,727	¥ 1,910,665	¥ 1,704,905
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Total	36,218	36,692	49,804
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Total	160,638	151,919	147,499
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Total	83,547	74,772	69,076
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Total	276,605	252,706	233,109
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Total	361,442	278,776	224,935
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Total	340,007	318,057	282,156
Trust fees
Disaggregation of Contract Revenue [Line Items]
Total	140,491	129,393	131,069
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Total	55,141	51,229	48,045
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Total	76,479	69,725	50,055
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Total	71,619	68,439	68,407
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Total	¥ 583,540	¥ 478,957	¥ 400,750